Note 33 - Employee Benefits - DWS Awards Granted Released and Remaining (Detail) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
DWS Equity Plan [Member]
DWS Share-Based Plans [Line Items]
Weighted average fair value per award granted in year	€ 29	€ 21
Weighted average share price at release/ exercise in year	35	26
Weighted average remaining contractual life in years	2	3
DWS SAR Plan [Member]
DWS Share-Based Plans [Line Items]
Weighted average fair value per award granted in year	0	0
Weighted average share price at release/ exercise in year	32	0
Weighted average remaining contractual life in years	€ 5	€ 6